INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Income Taxes
Research and development credit receivables	$ 300		$ 600
Research and development refundable credits	20	$ 65
Deferred tax assets	$ 300	$ 0